Guarantor and Non-Guarantor Supplemental Financial Information - Supplemental Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended			11 Months Ended	12 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member] APX Group, Inc. [Member]	Sep. 30, 2013 Successor [Member] APX Group, Inc. [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Eliminations [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] APX Group, Inc. [Member]	Sep. 30, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Nov. 16, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Nov. 16, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminations [Member]	Dec. 31, 2010 Predecessor [Member] Eliminations [Member]
Cash flow from operating activities:
Net cash provided by (used in) operating activities	$ (25,243)	$ 139,671	$ 399	$ (115)	$ (22,272)	$ 105,177	$ 326	$ 34,609	$ (60,000)	$ 132,645	$ 95,371	$ (36,842)	$ 33,321		$ 94,141	$ 100,385	$ (47,002)	$ 27,583	$ 38,504	$ 43,330	$ 13,962	$ 21,540	$ (3,802)	$ (15,802)
Cash flow from investing activities:
Subscriber contract costs	(12,938)	(267,232)			(11,683)	(240,678)	(1,255)	(26,554)		(241,742)	(263,731)	(203,577)	(163,713)		(192,412)	(205,705)	(178,824)	(140,885)	(49,330)	(58,026)	(24,753)	(22,828)
Capital expenditures	(1,456)	(5,788)			(1,333)	(5,764)	(123)	(24)		(3,455)	(5,894)	(6,521)	(1,879)		(3,187)	(5,231)	(6,516)	(1,834)	(268)	(663)	(5)	(45)
Proceeds from the sale of capital assets		9				9				274	274	185			274	274	185
Proceeds from the sale of subsidiary		144,750		144,750
Repayment of advances to related parties, net																		(15,802)						15,802
Investment in subsidiary			(67,626)	(178,077)	(3,696)				178,077					(45,068)									45,068
Net cash used in acquisition	(1,915,473)	(4,272)	(1,915,473)			(4,272)
Other assets	(19,587)	(8,189)			(19,587)	(8,192)		3		(1,172)	(743)	2,310	(3,573)		(1,154)	(725)	2,315	(1,709)	(18)	(18)	(5)	(1,864)
Net cash used in investing activities	(1,949,454)	(140,722)	(1,983,099)	(33,327)	(36,299)	(258,897)	(1,378)	(26,575)	178,077	(246,095)	(270,094)	(207,603)	(169,165)	(45,068)	(196,479)	(211,387)	(182,840)	(160,230)	(49,616)	(58,707)	(24,763)	(24,737)	45,068	15,802
Cash flow from financing activities:
Proceeds from notes payable	1,305,000	203,500	1,333,000	203,500						116,163	116,163	187,500	62,500		116,163	116,163	187,500	62,500			5,000		(5,000)
Proceeds from issuance of preferred stock and warrants										4,562	4,562	45,068		45,068
Proceeds from the issuance of common stock in connection with acquisition of the predecessor	708,453		708,453
Proceeds from issuance of preferred stock by Solar										9,729	5,000	5,000							5,000	5,000	5,000
Capital contributions-non-controlling interest										4,729	9,193	224							4,729	9,193	224
Borrowings from revolving line of credit	28,000	22,500		22,500						49,500	105,000	87,300	6,650		47,000	101,000	87,300		2,500	4,000
Intercompany receivable						(9,451)			9,451						(7,174)	(46,036)
Intercompany payable					63,112	178,077	4,514	9,451	(187,528)						4,562		36,266		7,174	2,254			(36,266)
Repayments on revolving line of credit		(50,500)		(50,500)						(42,241)	(42,241)	(75,209)	6,650		(42,241)	(42,241)	(75,209)	6,650
Change in restricted cash										448	(152)	(1,348)	72,104					72,104	448	(152)	(1,348)
Repayments of capital lease obligations	(353)	(5,208)			(353)	(5,208)				(3,407)	(4,060)	(2,357)	(1,224)		(3,407)	(4,060)	(2,357)	(1,224)
Excess tax benefit from share-based payment awards											2,651					2,651
Deferred financing costs	(58,354)	(5,429)	(58,354)	(5,429)						(6,684)	(6,684)	(2,000)	(2,345)		(5,720)	(5,720)	(2,000)	(2,345)	(964)	(964)
Payment of dividends		(60,000)		(60,000)					60,000	(75)	(80)		(1,000)					(1,000)	(75)	(80)
Net cash (used in) provided by financing activities	1,982,746	104,863	1,983,099	110,071	62,759	163,418	4,514	9,451	(118,077)	127,995	189,352	244,178	136,685	45,068	109,183	121,757	231,500	136,685	18,812	19,251	8,876		(41,266)
Effect of exchange rate changes on cash	41	(169)					41	(169)		161	(251)	247	1,708						161	(251)	247	1,708
Net (decrease) increase in cash	8,090	103,643	399	76,629	4,188	9,698	3,503	17,316		14,706	14,378	(20)	2,549		6,845	10,755	1,658	4,038	7,861	3,623	(1,678)	(1,489)
Beginning of period		8,090		399		4,188		3,503		3,680	3,680	3,700	1,151		2,817	2,817	3,700	(1,018)	863	863	680	2,169
End of period	$ 8,090	$ 111,733	$ 399	$ 77,028	$ 4,188	$ 13,886	$ 3,503	$ 20,819		$ 18,386	$ 18,058	$ 3,680	$ 3,700		$ 9,662	$ 13,572	$ 2,817	$ 3,700	$ 8,724	$ 4,486	$ 863	$ 680